Fair Value Measurement (Details) - Schedule of Financial Liabilities Measured and Recorded at Fair Value on Recurring Basis - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Liabilities:
Warrant	¥ 6,269	¥ 1,045
Corporate borrowings from Fanhua Group	55,251	59,932
Active Market (Level 1) [Member]
Liabilities:
Warrant	5,419
Corporate borrowings from Fanhua Group
Observable Input (Level 2) [Member]
Liabilities:
Warrant
Corporate borrowings from Fanhua Group
Unobservable Input (Level 3) [Member]
Liabilities:
Warrant	850	1,045
Corporate borrowings from Fanhua Group	¥ 55,251	¥ 59,932